Goodwill and intangible assets - Goodwill (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill and intangible assets [Abstract]
Balance at beginning of year	$ 66,031	$ 66,031
U.S. East Coast business acquisition	0	0
Balance at end of year	$ 66,031	$ 66,031